8. Stockholders' Deficiency: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

	Number of options	Weighted average exercise price ($)
Granted	3,591,000	0.0001
Exercised	(3,390,503)	0.0001
Outstanding as of December 31, 2015	200,497	0.0001
Cancelled during 2016	(35,907)	0.0001
Outstanding as of December 31, 2016	164,590	0.0001